RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of transactions with related parties

Name of Party	Receivable / Payable	March 31, 2025	December 31, 2024
Mike Rugen	Payable (reimbursable business expenses)	$2,851	$1,354
Will Gray	Payable (reimbursable business expenses)	12,688	—
Total	Payable	$15,539	$1,354

Name of Party	Receivable / Payable	December 31, 2024	December 31, 2023
Will Gray	Payable (note)	$—	$170,000
Will Gray	Payable (expenses)	—	6,464
Mike Rugen	Payable (consulting fees and expenses)	1,354	21,115
Joel Solis	Payable (note)	—	175,000
Liberty Pump & Supply, Co.	Payable (field operations, insurance)	—	393,072
Tall City Well Service	Payable (field operations)	—	120,462
Total	Payable	$1,354	$886,113